               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                       METROPOLITAN LIFE INSURANCE COMPANY

             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                          SUPPLEMENT DATED MAY 1, 2010
                                       TO
               PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

This supplement updates certain information contained in your last prospectus dated October 20, 2006 and subsequent supplements for the Flexible Premium Deferred Variable Annuity Contract (the "Contract") offered by Metropolitan Life Insurance Company ("We", "Us", "MetLife", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract owners. You should read and retain this supplement with your Contract.

The Contract has 20 investment choices: a Fixed Account and 19 variable Subaccounts, which are divisions of the Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"). You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bond, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE     MFS(R) Research International Portfolio
  INSURANCE FUNDS) -- SERIES I                     Oppenheimer Capital Appreciation Portfolio
  Invesco V.I. International Growth Fund           Pioneer Fund Portfolio
FIDELITY(R) VARIABLE INSURANCE                   METROPOLITAN SERIES FUND, INC. -- CLASS A
  PRODUCTS -- INITIAL CLASS                        BlackRock Legacy Large Cap Growth Portfolio
  Contrafund(R) Portfolio                          BlackRock Money Market Portfolio
  Equity-Income Portfolio                          MFS(R) Total Return Portfolio
  High Income Portfolio                            T. Rowe Price Large Cap Growth Portfolio
  Index 500 Portfolio                              Western Asset Management Strategic Bond
LEGG MASON PARTNERS VARIABLE EQUITY                Opportunities Portfolio
  TRUST -- CLASS I                                 Western Asset Management U.S. Government
  Legg Mason ClearBridge Variable Aggressive       Portfolio
  Growth Portfolio                               MFS(R) VARIABLE INSURANCE TRUST -- INITIAL
  Legg Mason ClearBridge Variable                  CLASS
  Appreciation Portfolio                           MFS(R) Research Bond Series
  Legg Mason ClearBridge Variable Small Cap
  Growth Portfolio
MET INVESTORS SERIES TRUST -- CLASS A
  BlackRock Large Cap Core Portfolio


Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

Certain Investment Portfolios have been subject to a name change. Please see "Additional Information Regarding Investment Portfolios" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                     SUMMARY

We have added the following paragraph to the SUMMARY section in 3. PURCHASE:

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

                                   FEE TABLES

--------------------------------------------------------------------------------

INVESTMENT PORTFOLIO EXPENSES AS OF DECEMBER 31, 2009 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Portfolios, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Portfolios may impose a redemption fee in the future. The second table shows each Investment Portfolio's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Investment Portfolios provided this information and we have not independently verified it. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio. Current prospectuses for the Investment Portfolios can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES

                                                                          MINIMUM   MAXIMUM
                                                                          -------   -------
TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses).............................................................   0.10%     1.06%


INVESTMENT PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION            ACQUIRED   TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                   AND/OR              FUND FEES   ANNUAL   WAIVER AND/OR    ANNUAL
                                    MANAGEMENT SERVICE(12B-1)   OTHER     AND    OPERATING     EXPENSE      OPERATING
INVESTMENT PORTFOLIO                    FEE         FEES      EXPENSES EXPENSES*  EXPENSES  REIMBURSEMENT  EXPENSES**
--------------------                ---------- -------------- -------- --------- --------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. International Growth
     Fund..........................    0.71%         --         0.33%    0.02%     1.06%          --        1.06%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Contrafund(R) Portfolio..........    0.56%         --         0.11%      --      0.67%          --        0.67%
  Equity-Income Portfolio..........    0.46%         --         0.12%      --      0.58%          --        0.58%
  High Income Portfolio............    0.57%         --         0.13%      --      0.70%          --        0.70%
  Index 500 Portfolio..............    0.10%         --           --       --      0.10%          --        0.10%(1)
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio++...................    0.75%         --         0.06%      --      0.81%          --        0.81%(2)
  Legg Mason ClearBridge Variable
     Appreciation Portfolio........    0.72%         --         0.05%      --      0.77%          --        0.77%(2)
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio....    0.75%         --         0.17%      --      0.92%          --        0.92%
MET INVESTORS SERIES TRUST -- CLASS
  A
  BlackRock Large Cap Core
     Portfolio.....................    0.59%         --         0.06%      --      0.65%          --        0.65%
  MFS(R) Research International
     Portfolio.....................    0.71%         --         0.10%      --      0.81%          --        0.81%
  Oppenheimer Capital Appreciation
     Portfolio.....................    0.60%         --         0.07%      --      0.67%          --        0.67%
  Pioneer Fund Portfolio...........    0.66%         --         0.08%      --      0.74%          --        0.74%
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  BlackRock Legacy Large Cap Growth
     Portfolio.....................    0.73%         --         0.10%      --      0.83%        0.01%       0.82%(3)

                                                DISTRIBUTION            ACQUIRED   TOTAL   CONTRACTUAL FEE  NET TOTAL
                                                   AND/OR              FUND FEES   ANNUAL   WAIVER AND/OR    ANNUAL
                                    MANAGEMENT SERVICE(12B-1)   OTHER     AND    OPERATING     EXPENSE      OPERATING
INVESTMENT PORTFOLIO                    FEE         FEES      EXPENSES EXPENSES*  EXPENSES  REIMBURSEMENT  EXPENSES**
--------------------                ---------- -------------- -------- --------- --------- --------------- ----------
  BlackRock Money Market
     Portfolio.....................    0.32%         --         0.02%      --      0.34%        0.01%       0.33%(4)
  MFS(R) Total Return Portfolio....    0.54%         --         0.06%      --      0.60%          --        0.60%
  T. Rowe Price Large Cap Growth
     Portfolio.....................    0.60%         --         0.07%      --      0.67%          --        0.67%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio.....................    0.62%         --         0.07%      --      0.69%        0.04%       0.65%(5)
  Western Asset Management U.S.
     Government Portfolio..........    0.48%         --         0.04%      --      0.52%        0.01%       0.51%(6)
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Research Bond Series......    0.50%         --         0.12%      --      0.62%          --        0.62%


---------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2009.

(1) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees.

(2)   Other Expenses have been restated to reflect current fees.

(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.

(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. Other Expenses do not reflect fees of 0.03% paid in connection with the U.S. Treasury Temporary Guarantee Program for Money Market Funds.

(5) MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets.

(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.50% for amounts over $200 million but less than $500 million.

SECTION 4: SUBACCOUNTS

There is no assurance that an Investment Portfolio will achieve its stated objective. YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

The current Investment Portfolios are listed below, along with their investment objectives, investment advisers and any subadviser.

                                               INVESTMENT                         INVESTMENT
       INVESTMENT PORTFOLIO                    OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
  (INVESCO VARIABLE INSURANCE
  FUNDS) -- SERIES I
  Invesco V.I. International       Seeks long-term growth of          Invesco Advisers, Inc.
     Growth Fund                   capital.
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Contrafund(R) Portfolio          Seeks long-term capital            Fidelity Management & Research
                                   appreciation.                      Company
                                                                      Subadviser: FMR Co., Inc.
  Equity-Income Portfolio          Seeks reasonable income. The fund  Fidelity Management & Research
                                   will also consider the potential   Company
                                   for capital appreciation. The      Subadviser: FMR Co., Inc.
                                   fund's goal is to achieve a yield
                                   which exceeds the composite yield
                                   on the securities comprising the
                                   Standard & Poor's 500(SM) Index
                                   (S&P 500(R)).
  High Income Portfolio            Seeks a high level of current      Fidelity Management & Research
                                   income, while also considering     Company
                                   growth of capital.                 Subadviser: FMR Co., Inc.
  Index 500 Portfolio              Seeks investment results that      Fidelity Management & Research
                                   correspond to the total return of  Company
                                   common stocks publicly traded in   Subadviser: FMR Co., Inc.
                                   the United States, as represented
                                   by the Standard & Poor's 500(SM)
                                   Index (S&P 500(R)).

                                               INVESTMENT                         INVESTMENT
       INVESTMENT PORTFOLIO                    OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable  Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Aggressive Growth Portfolio                                      LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation Portfolio        capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason ClearBridge Variable  Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
MET INVESTORS SERIES
  TRUST -- CLASS A
  BlackRock Large Cap Core         Seeks long-term capital growth.    MetLife Advisers, LLC
     Portfolio                                                        Subadviser: BlackRock Advisors,
                                                                      LLC
  MFS(R) Research International    Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio                                                        Subadviser: Massachusetts
                                                                      Financial Services Company
  Oppenheimer Capital              Seeks capital appreciation.        MetLife Advisers, LLC
     Appreciation Portfolio                                           Subadviser: OppenheimerFunds,
                                                                      Inc.
  Pioneer Fund Portfolio           Seeks reasonable income and        MetLife Advisers, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND,
  INC. -- CLASS A
  BlackRock Legacy Large Cap       Seeks long-term growth of          MetLife Advisers, LLC
     Growth Portfolio              capital.                           Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Money Market           Seeks a high level of current      MetLife Advisers, LLC
     Portfolio                     income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
  MFS(R) Total Return Portfolio    Seeks a favorable total return     MetLife Advisers, LLC
                                   through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio                     and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
  Western Asset Management         Seeks to maximize total return     MetLife Advisers, LLC
     Strategic Bond Opportunities  consistent with preservation of    Subadviser: Western Asset
     Portfolio                     capital.                           Management Company
  Western Asset Management U.S.    Seeks to maximize total return     MetLife Advisers, LLC
     Government Portfolio          consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
MFS(R) VARIABLE INSURANCE
  TRUST -- INITIAL CLASS
  MFS(R) Research Bond Series      Seeks total return with an         Massachusetts Financial Services
                                   emphasis on current income, but    Company
                                   also considering capital
                                   appreciation.


             ADDITIONAL INFORMATION REGARDING INVESTMENT PORTFOLIOS

Certain Investment Portfolios listed above were subject to a name change. The chart below identifies the former name and new name for each of these Investment Portfolios, and where applicable, the former name and new name of the trust of which the Investment Portfolio is a part.

INVESTMENT PORTFOLIO/TRUST NAME CHANGES

The following Investment Portfolio/Trust was renamed:

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
AIM VARIABLE INSURANCE FUNDS                   AIM VARIABLE INSURANCE FUNDS (INVESCO
                                                    VARIABLE INSURANCE FUNDS)
  AIM V.I. International Growth                  Invesco V.I. International Growth
     Fund -- Series I                               Fund -- Series I

INVESTMENT PORTFOLIO NAME CHANGES

The following Investment Portfolios were renamed:

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Aggressive        Legg Mason ClearBridge Variable Aggressive
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I
  Legg Mason Partners Variable Appreciation      Legg Mason ClearBridge Variable
     Portfolio -- Class I                           Appreciation Portfolio -- Class I
  Legg Mason Partners Variable Small Cap         Legg Mason ClearBridge Variable Small Cap
     Growth Portfolio -- Class I                    Growth Portfolio -- Class I


We have modified the Monitored Portfolios listed in the third paragraph in the TRANSFER REQUESTS subsection in SECTION 4. SUBACCOUNTS to read as follows:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios, (i.e., the Invesco V.I. International Growth Fund, the Fidelity VIP High Income Portfolio, the Legg Mason ClearBridge Variable Small Cap Growth Portfolio, MFS(R) Research International Portfolio and the Western Asset Management Strategic Bond Opportunities Portfolio, (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

SECTION 5: CHARGES AND DEDUCTIONS

We have added the following sentence to the subsection PREMIUM TAXES:

We will not deduct Premium Taxes paid by us to Puerto Rico from purchase payments, Contract Value, withdrawals, death benefits or income payments.

SECTION 6: TAXES

We have modified the following paragraph in the subsection MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

SECTION 8: DEATH BENEFITS

We have modified the last paragraph in the subsection BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES) to read as follows:

Under the Internal Revenue Code ("Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under Federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

5 Park Plaza, Suite 1900                                                     (800) 848-3854
Irvine, CA 92614
                                                                SUPP -- Book 26 ( & 25) 5/10